Note Payable	12 Months Ended
Jun. 30, 2018
Debt Disclosure [Abstract]
Note Payable
11.	Note Payable

Note payable due to bank

During October 2011, we entered into a revolving demand note (line of credit) arrangement with HSBC Bank USA, with a revolving borrowing limit of $150,000. The line of credit bears a variable interest rate of one quarter percent (0.25%) above the prime rate (3.25% as of September 30, 2013). In the event the deposit account is not established or minimum balance maintained, HSBC can charge a higher rate of interest of up to 4.0% above prime rate. As of June 30, 2018 and 2017, the loan principal balance was $25,982. As of June 30, 2018, the note is in default.

Notes payable due to related parties

On January 23, 2013, the Company entered into a promissory note with its former employee of the Company who owns less than 5% of the Company's stock. The original principal amount was $40,000 and the note bears no interest. The note was payable upon demand. As of June 30, 2018 and 2017, this note had a balance of $18,000 and $18,000, respectively.

On December 31, 2013, the Company entered into a promissory note with Kalvin Kwong (an employee of the Company, who owns less than 5% of the Company's stock). The principal amount was $20,000 and the interest rate on the note was 10%. The note had a term of six (6) months. However, this note was now payable upon demand per the oral agreement with the lender. As of June 30, 2018 and 2017, this note had a balance of $0 and $20,000, respectively.

On January 13, 2014, the Company entered into a promissory note with an employee (an employee of the Company, who owns less than 5% of the Company's stock). The principal amount was $25,000 and the note bears no interest. The note had a term of twenty-four (24) months and was due on January 13, 2016, and became payable upon demand after January 13, 2016. As of June 30, 2018 and 2017, this note had a balance of $0 and $12,666, respectively.

On January 14, 2015, the Company entered into a promissory note with Richard Ko (an employee of the Company, who owns less than 5% of the Company's stock). The principle amount was $30,000 and the note bore no interest. The note had a term of one (1) year and was due on January 14, 2016, and became payable upon demand after January 14, 2016. As of June 30, 2018 and 2017, this note had a balance of $5,000 and $20,000, respectively.

As of June 30, 2018 and 2017, the Company has an outstanding balance of notes payable due to related parties of $23,000 and $70,666, respectively.